Derivative financial instruments and hedging activities - Summary of Effectiveness of Designated Hedging Relationships (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Fixed rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	$ 1,385	$ 3,650
Hedge ineffectiveness recognized in income	(60)	(45)
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Fixed rate liabilities [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(205)	(5,713)
Hedge ineffectiveness recognized in income	71	29
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Variable rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(2,232)	(4,698)
Hedge ineffectiveness recognized in income	7	(36)
Changes in the value of the hedging instrument recognized in OCI	(3,930)	(4,432)
Amount reclassified from hedge reserves to income	(3,121)	(185)
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Variable rate liabilities [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	2,416	6,713
Hedge ineffectiveness recognized in income	(11)	37
Changes in the value of the hedging instrument recognized in OCI	4,498	6,673
Amount reclassified from hedge reserves to income	3,045	(118)
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap - fixed rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(50)	17
Changes in the value of the hedging instrument recognized in OCI	(44)	23
Amount reclassified from hedge reserves to income	(37)	17
Net investment hedges [member] | Foreign exchange risk [member] | Foreign Currency liabilities [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(684)	(1,771)
Hedge ineffectiveness recognized in income		(3)
Changes in the value of the hedging instrument recognized in OCI	(684)	(1,768)
Net investment hedges [member] | Foreign exchange risk [member] | Forward contract [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(828)	(159)
Changes in the value of the hedging instrument recognized in OCI	(828)	(159)
Amount reclassified from hedge reserves to income	$ (191)	$ (23)